Submission	Aug. 04, 2025
Submission [Line Items]
Central Index Key	0001074769
Registrant Name	Nuveen New York Quality Municipal Income Fund
Registration File Number	333-288347
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A